Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Summary of Cash Flow Information Related to Operating Leases
Supplemental balance sheet and cash flow information related to operating leases is as follows (in thousands):

	Year ended December 31,
	2022	2021	2020
Operating lease right-of – use asset	$4,675	$7,764	$10,864
Accrued rent	817	934	877

Total operating lease right-of-use asset, net	$3,858	$6,830	$9,987

Short-term operating lease liabilities	3,050	3,076	3,033
Long-term operating lease liabilities	1,625	4,688	7,831

Total operating lease liabilities	$4,675	$7,764	$10,864
Supplemental cash flow information related to leases was as follows (in thousands):

	Year e nded December 31,
	2022	2021	2020
Cash paid for amounts included in the measurement of operating lease liabilities	$3,253	$3,262	$3,200

Summary of Maturities of Lease Liabilities
Maturities of lease liabilities are as follows (in thousands):

As of December 31, 2022	Seattle Lease	Seoul Lease (Related Party)
2023	2,037	1,092
2024	1,732	—
2025	—	—
2026	—	—

As of December 31, 2022	Seattle Lease	Seoul Lease (Related Party)
Thereafter	—	—
Less: Imputed Interest	(160)	(26)

Total	3,609	1,066